Allowance for impairment losses (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Allowance for impairment losses.
Balance	£ 3,213
Impact of transfers between stages		£ 461
Charge to the income statement	589	926
Balance	3,371	3,213
Total allowance for impairment losses	3,213	3,213
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	1	1
Stage 1
Allowance for impairment losses.
Balance	640
Impact of transfers between stages		(5)
Balance	700	640
Total allowance for impairment losses	640	640
Expected credit loss in respect of financial assets at fair value through other comprehensive income (memorandum item)	1	1
Stage 2
Allowance for impairment losses.
Balance	1,055
Impact of transfers between stages		23
Balance	1,031	1,055
Total allowance for impairment losses	1,055	1,055
Stage 3
Allowance for impairment losses.
Balance	1,440
Impact of transfers between stages		443
Balance	1,459	1,440
Total allowance for impairment losses	1,440	1,440
Purchased or originated credit impairment
Allowance for impairment losses.
Balance	78
Balance	181	78
Total allowance for impairment losses	78	78
Drawn balance
Allowance for impairment losses.
Balance	3,023	3,224
Exchange and other adjustments	436	119
Impact of transfers between stages	369
Other items charged to the income statement	240	551
Charge to the income statement	609	1,012
Advances written off	(1,068)	(1,579)
Disposal of businesses		(293)
Recoveries of advances written off in previous years	228	579
Discount unwind	(27)	(39)
Balance	3,201	3,023
Total allowance for impairment losses	3,023	3,224
Drawn balance | Impact of Transfers Between Stages [Member]
Allowance for impairment losses.
Impact of transfers between stages	369	461
Drawn balance | Stage 1
Allowance for impairment losses.
Balance	519	590
Exchange and other adjustments	2	1
Impact of transfers between stages	(280)
Other items charged to the income statement	101	(59)
Charge to the income statement	93
Charge to the income statement		(64)
Disposal of businesses		(8)
Balance	614	519
Total allowance for impairment losses	519	590
Drawn balance | Stage 1 | Stage 1
Allowance for impairment losses.
Impact of transfers between stages	329	304
Drawn balance | Stage 1 | Stage 2
Allowance for impairment losses.
Impact of transfers between stages	(50)	(46)
Drawn balance | Stage 1 | Stage 3
Allowance for impairment losses.
Impact of transfers between stages	(7)	(32)
Drawn balance | Stage 1 | Impact of Transfers Between Stages [Member]
Allowance for impairment losses.
Impact of transfers between stages	(8)	(231)
Drawn balance | Stage 2
Allowance for impairment losses.
Balance	992	1,147
Exchange and other adjustments	(84)
Impact of transfers between stages	373
Other items charged to the income statement	(57)	(76)
Charge to the income statement	44
Charge to the income statement		(53)
Disposal of businesses		(102)
Balance	952	992
Total allowance for impairment losses	992	1,147
Drawn balance | Stage 2 | Stage 1
Allowance for impairment losses.
Impact of transfers between stages	(323)	(299)
Drawn balance | Stage 2 | Stage 2
Allowance for impairment losses.
Impact of transfers between stages	86	85
Drawn balance | Stage 2 | Stage 3
Allowance for impairment losses.
Impact of transfers between stages	(35)	(131)
Drawn balance | Stage 2 | Impact of Transfers Between Stages [Member]
Allowance for impairment losses.
Impact of transfers between stages	101	368
Drawn balance | Stage 3
Allowance for impairment losses.
Balance	1,434	1,455
Exchange and other adjustments	323	118
Impact of transfers between stages	276
Other items charged to the income statement	316	686
Charge to the income statement	592	1,129
Advances written off	(1,068)	(1,579)
Disposal of businesses		(183)
Recoveries of advances written off in previous years	200	552
Discount unwind	(27)	(58)
Balance	1,454	1,434
Total allowance for impairment losses	1,434	1,455
Drawn balance | Stage 3 | Stage 1
Allowance for impairment losses.
Impact of transfers between stages	(6)	(5)
Drawn balance | Stage 3 | Stage 2
Allowance for impairment losses.
Impact of transfers between stages	(36)	(39)
Drawn balance | Stage 3 | Stage 3
Allowance for impairment losses.
Impact of transfers between stages	42	163
Drawn balance | Stage 3 | Impact of Transfers Between Stages [Member]
Allowance for impairment losses.
Impact of transfers between stages	276	324
Drawn balance | Purchased or originated credit impairment
Allowance for impairment losses.
Balance	78	32
Exchange and other adjustments	195
Other items charged to the income statement	(120)
Charge to the income statement	(120)
Recoveries of advances written off in previous years	28	27
Discount unwind		19
Balance	181	78
Total allowance for impairment losses	78	32
Undrawn balance
Allowance for impairment losses.
Balance	190	273
Exchange and other adjustments		(11)
Impact of transfers between stages	10	(8)
Other items charged to the income statement	(30)	(64)
Charge to the income statement	(20)	(72)
Balance	170	190
Total allowance for impairment losses	190	273
Undrawn balance | Impact of Transfers Between Stages [Member]
Allowance for impairment losses.
Impact of transfers between stages	10	(8)
Undrawn balance | Stage 1
Allowance for impairment losses.
Balance	121	147
Exchange and other adjustments		(6)
Impact of transfers between stages	(14)	(5)
Other items charged to the income statement	(33)	(15)
Charge to the income statement	(35)	(20)
Balance	86	121
Total allowance for impairment losses	121	147
Undrawn balance | Stage 1 | Stage 1
Allowance for impairment losses.
Impact of transfers between stages	17	28
Undrawn balance | Stage 1 | Stage 2
Allowance for impairment losses.
Impact of transfers between stages	(5)	(6)
Undrawn balance | Stage 1 | Stage 3
Allowance for impairment losses.
Impact of transfers between stages		(2)
Undrawn balance | Stage 1 | Impact of Transfers Between Stages [Member]
Allowance for impairment losses.
Impact of transfers between stages	(2)	(25)
Undrawn balance | Stage 2
Allowance for impairment losses.
Balance	63	126
Exchange and other adjustments		(15)
Impact of transfers between stages	25	(5)
Other items charged to the income statement	5	(43)
Charge to the income statement	16
Charge to the income statement		(48)
Balance	79	63
Total allowance for impairment losses	63	126
Undrawn balance | Stage 2 | Stage 1
Allowance for impairment losses.
Impact of transfers between stages	(17)	(28)
Undrawn balance | Stage 2 | Stage 2
Allowance for impairment losses.
Impact of transfers between stages	5	6
Undrawn balance | Stage 2 | Stage 3
Allowance for impairment losses.
Impact of transfers between stages	(2)	(5)
Undrawn balance | Stage 2 | Impact of Transfers Between Stages [Member]
Allowance for impairment losses.
Impact of transfers between stages	11	22
Undrawn balance | Stage 3
Allowance for impairment losses.
Balance	6
Exchange and other adjustments		10
Impact of transfers between stages	(1)	2
Other items charged to the income statement	(2)	(6)
Charge to the income statement	(1)	(4)
Balance	5	6
Total allowance for impairment losses	6	6
Undrawn balance | Stage 3 | Stage 3
Allowance for impairment losses.
Impact of transfers between stages	2	7
Undrawn balance | Stage 3 | Impact of Transfers Between Stages [Member]
Allowance for impairment losses.
Impact of transfers between stages	1	(5)
Loans and Advances to Banks [Member]
Allowance for impairment losses.
Balance	1
Balance	1	1
Total allowance for impairment losses	1	1
Loans and Advances to Banks [Member] | Stage 1
Allowance for impairment losses.
Balance	1
Balance	1	1
Total allowance for impairment losses	1	1
Loans and advances to customers [Member]
Allowance for impairment losses.
Balance	3,020
Balance	3,199	3,020
Total allowance for impairment losses	3,020	3,020
Loans and advances to customers [Member] | Stage 1
Allowance for impairment losses.
Balance	518
Balance	613	518
Total allowance for impairment losses	518	518
Loans and advances to customers [Member] | Stage 2
Allowance for impairment losses.
Balance	992
Balance	952	992
Total allowance for impairment losses	992	992
Loans and advances to customers [Member] | Stage 3
Allowance for impairment losses.
Balance	1,432
Balance	1,453	1,432
Total allowance for impairment losses	1,432	1,432
Loans and advances to customers [Member] | Purchased or originated credit impairment
Allowance for impairment losses.
Balance	78
Balance	181	78
Total allowance for impairment losses	78	78
Debt securities
Allowance for impairment losses.
Balance	2
Balance	1	2
Total allowance for impairment losses	2	2
Debt securities | Stage 3
Allowance for impairment losses.
Balance	2
Balance	1	2
Total allowance for impairment losses	2	2
Loan commitments and financial guarantees
Allowance for impairment losses.
Balance	190
Balance	170	190
Total allowance for impairment losses	190	190
Loan commitments and financial guarantees | Stage 1
Allowance for impairment losses.
Balance	121
Balance	86	121
Total allowance for impairment losses	121	121
Loan commitments and financial guarantees | Stage 2
Allowance for impairment losses.
Balance	63
Balance	79	63
Total allowance for impairment losses	63	63
Loan commitments and financial guarantees | Stage 3
Allowance for impairment losses.
Balance	6
Balance	5	6
Total allowance for impairment losses	£ 6	£ 6